UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS S&P 500 Index Fund

Class A: SXPAX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 24.33% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's index, the S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	S&P 500® Index
'14	$9,550	$10,000
'15	$9,256	$9,700
'15	$9,785	$10,257
'15	$9,625	$10,095
'15	$9,710	$10,192
'15	$9,828	$10,323
'15	$9,634	$10,123
'15	$9,835	$10,335
'15	$9,237	$9,712
'15	$9,005	$9,471
'15	$9,760	$10,270
'15	$9,787	$10,301
'15	$9,628	$10,138
'16	$9,143	$9,635
'16	$9,124	$9,622
'16	$9,739	$10,275
'16	$9,770	$10,315
'16	$9,942	$10,500
'16	$9,962	$10,527
'16	$10,324	$10,915
'16	$10,332	$10,931
'16	$10,327	$10,933
'16	$10,134	$10,733
'16	$10,505	$11,131
'16	$10,705	$11,351
'17	$10,901	$11,566
'17	$11,330	$12,025
'17	$11,335	$12,040
'17	$11,443	$12,163
'17	$11,600	$12,334
'17	$11,668	$12,411
'17	$11,900	$12,667
'17	$11,933	$12,705
'17	$12,173	$12,967
'17	$12,450	$13,270
'17	$12,826	$13,677
'17	$12,963	$13,829
'18	$13,698	$14,621
'18	$13,188	$14,082
'18	$12,844	$13,724
'18	$12,891	$13,777
'18	$13,194	$14,109
'18	$13,266	$14,195
'18	$13,755	$14,724
'18	$14,196	$15,203
'18	$14,269	$15,290
'18	$13,288	$14,245
'18	$13,550	$14,535
'18	$12,373	$13,223
'19	$13,357	$14,282
'19	$13,778	$14,741
'19	$14,044	$15,027
'19	$14,604	$15,636
'19	$13,667	$14,642
'19	$14,626	$15,674
'19	$14,830	$15,899
'19	$14,589	$15,648
'19	$14,853	$15,940
'19	$15,170	$16,286
'19	$15,716	$16,877
'19	$16,176	$17,386
'20	$16,166	$17,379
'20	$14,825	$15,949
'20	$12,990	$13,979
'20	$14,652	$15,771
'20	$15,342	$16,522
'20	$15,641	$16,850
'20	$16,514	$17,801
'20	$17,696	$19,080
'20	$17,014	$18,355
'20	$16,556	$17,867
'20	$18,357	$19,823
'20	$19,055	$20,585
'21	$18,854	$20,377
'21	$19,370	$20,939
'21	$20,206	$21,856
'21	$21,276	$23,022
'21	$21,416	$23,183
'21	$21,907	$23,724
'21	$22,417	$24,288
'21	$23,089	$25,027
'21	$22,002	$23,863
'21	$23,536	$25,534
'21	$23,363	$25,357
'21	$24,396	$26,494
'22	$23,120	$25,123
'22	$22,417	$24,371
'22	$23,238	$25,276
'22	$21,200	$23,072
'22	$21,227	$23,114
'22	$19,469	$21,206
'22	$21,256	$23,161
'22	$20,376	$22,217
'22	$18,493	$20,171
'22	$19,982	$21,804
'22	$21,090	$23,022
'22	$19,867	$21,696
'23	$21,107	$23,059
'23	$20,579	$22,496
'23	$21,325	$23,322
'23	$21,653	$23,686
'23	$21,733	$23,789
'23	$23,159	$25,361
'23	$23,891	$26,176
'23	$23,505	$25,759
'23	$22,372	$24,531
'23	$21,892	$24,015
'23	$23,881	$26,208
'23	$24,958	$27,399
'24	$25,364	$27,859
'24	$26,710	$29,347
'24	$27,556	$30,291
'24	$26,422	$29,054
'24	$27,716	$30,494
'24	$28,701	$31,589
'24	$29,034	$31,973
'24	$29,727	$32,749
'24	$30,345	$33,448
'24	$30,054	$33,145
'24	$31,806	$35,091
'24	$31,030	$34,254

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial invesment of $9,550.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	24.33%	13.92%	12.51%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	18.73%	12.87%	11.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	1,387,309,350
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	660,259

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.52% to 0.55%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSPF500IF-TSRA-A

R-104173-1 (02/25)

DWS S&P 500 Index Fund

Class C: SXPCX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$141	1.26%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 23.44% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's index, the S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	S&P 500® Index
'14	$10,000	$10,000
'15	$9,688	$9,700
'15	$10,231	$10,257
'15	$10,061	$10,095
'15	$10,143	$10,192
'15	$10,263	$10,323
'15	$10,054	$10,123
'15	$10,260	$10,335
'15	$9,631	$9,712
'15	$9,380	$9,471
'15	$10,161	$10,270
'15	$10,180	$10,301
'15	$10,010	$10,138
'16	$9,501	$9,635
'16	$9,477	$9,622
'16	$10,109	$10,275
'16	$10,137	$10,315
'16	$10,308	$10,500
'16	$10,323	$10,527
'16	$10,691	$10,915
'16	$10,695	$10,931
'16	$10,683	$10,933
'16	$10,479	$10,733
'16	$10,855	$11,131
'16	$11,055	$11,351
'17	$11,254	$11,566
'17	$11,686	$12,025
'17	$11,687	$12,040
'17	$11,791	$12,163
'17	$11,944	$12,334
'17	$12,006	$12,411
'17	$12,240	$12,667
'17	$12,261	$12,705
'17	$12,504	$12,967
'17	$12,781	$13,270
'17	$13,159	$13,677
'17	$13,288	$13,829
'18	$14,035	$14,621
'18	$13,506	$14,082
'18	$13,151	$13,724
'18	$13,186	$13,777
'18	$13,488	$14,109
'18	$13,555	$14,195
'18	$14,047	$14,724
'18	$14,486	$15,203
'18	$14,552	$15,290
'18	$13,545	$14,245
'18	$13,804	$14,535
'18	$12,595	$13,223
'19	$13,589	$14,282
'19	$14,014	$14,741
'19	$14,269	$15,027
'19	$14,835	$15,636
'19	$13,872	$14,642
'19	$14,836	$15,674
'19	$15,034	$15,899
'19	$14,779	$15,648
'19	$15,038	$15,940
'19	$15,350	$16,286
'19	$15,889	$16,877
'19	$16,349	$17,386
'20	$16,325	$17,379
'20	$14,961	$15,949
'20	$13,100	$13,979
'20	$14,765	$15,771
'20	$15,454	$16,522
'20	$15,747	$16,850
'20	$16,618	$17,801
'20	$17,791	$19,080
'20	$17,099	$18,355
'20	$16,628	$17,867
'20	$18,427	$19,823
'20	$19,114	$20,585
'21	$18,902	$20,377
'21	$19,405	$20,939
'21	$20,234	$21,856
'21	$21,293	$23,022
'21	$21,418	$23,183
'21	$21,896	$23,724
'21	$22,392	$24,288
'21	$23,049	$25,027
'21	$21,952	$23,863
'21	$23,470	$25,534
'21	$23,282	$25,357
'21	$24,297	$26,494
'22	$23,012	$25,123
'22	$22,299	$24,371
'22	$23,106	$25,276
'22	$21,064	$23,072
'22	$21,081	$23,114
'22	$19,321	$21,206
'22	$21,083	$23,161
'22	$20,197	$22,217
'22	$18,322	$20,171
'22	$19,784	$21,804
'22	$20,868	$23,022
'22	$19,644	$21,696
'23	$20,855	$23,059
'23	$20,326	$22,496
'23	$21,051	$23,322
'23	$21,359	$23,686
'23	$21,427	$23,789
'23	$22,813	$25,361
'23	$23,525	$26,176
'23	$23,126	$25,759
'23	$22,000	$24,531
'23	$21,515	$24,015
'23	$23,454	$26,208
'23	$24,498	$27,399
'24	$24,880	$27,859
'24	$26,186	$29,347
'24	$26,999	$30,291
'24	$25,867	$29,054
'24	$27,126	$30,494
'24	$28,066	$31,589
'24	$28,375	$31,973
'24	$29,035	$32,749
'24	$29,625	$33,448
'24	$29,322	$33,145
'24	$31,013	$35,091
'24	$30,240	$34,254

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	23.44%	13.09%	11.70%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	22.44%	13.09%	11.70%
S&P 500® Index	25.02%	14.53%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,387,309,350
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	660,259

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSPF500IF-TSRA-C

R-104173-1 (02/25)

DWS S&P 500 Index Fund

Class R6: SXPRX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.23%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 24.73% for the period ended December 31, 2024. The Fund's index, the S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	S&P 500® Index
3/31/17	$10,000	$10,012
4/30/17	$10,099	$10,114
5/31/17	$10,237	$10,257
6/30/17	$10,295	$10,321
7/31/17	$10,506	$10,533
8/31/17	$10,535	$10,565
9/30/17	$10,750	$10,783
10/31/17	$10,998	$11,035
11/30/17	$11,336	$11,373
12/31/17	$11,453	$11,500
1/31/18	$12,109	$12,158
2/28/18	$11,659	$11,710
3/31/18	$11,363	$11,412
4/30/18	$11,404	$11,456
5/31/18	$11,675	$11,732
6/30/18	$11,746	$11,804
7/31/18	$12,178	$12,244
8/31/18	$12,572	$12,643
9/30/18	$12,643	$12,715
10/31/18	$11,776	$11,846
11/30/18	$12,015	$12,087
12/31/18	$10,969	$10,996
1/31/19	$11,848	$11,877
2/28/19	$12,224	$12,258
3/31/19	$12,462	$12,496
4/30/19	$12,962	$13,002
5/31/19	$12,137	$12,176
6/30/19	$12,988	$13,034
7/31/19	$13,178	$13,221
8/31/19	$12,964	$13,012
9/30/19	$13,205	$13,255
10/31/19	$13,486	$13,543
11/30/19	$13,974	$14,034
12/31/19	$14,390	$14,458
1/31/20	$14,381	$14,452
2/29/20	$13,191	$13,262
3/31/20	$11,562	$11,624
4/30/20	$13,042	$13,114
5/31/20	$13,660	$13,739
6/30/20	$13,932	$14,012
7/31/20	$14,712	$14,802
8/31/20	$15,767	$15,866
9/30/20	$15,167	$15,264
10/31/20	$14,760	$14,858
11/30/20	$16,375	$16,484
12/31/20	$17,000	$17,118
1/31/21	$16,826	$16,945
2/28/21	$17,290	$17,412
3/31/21	$18,043	$18,175
4/30/21	$19,001	$19,145
5/31/21	$19,130	$19,278
6/30/21	$19,573	$19,728
7/31/21	$20,032	$20,197
8/31/21	$20,640	$20,811
9/30/21	$19,673	$19,843
10/31/21	$21,051	$21,234
11/30/21	$20,902	$21,086
12/31/21	$21,830	$22,031
1/31/22	$20,696	$20,891
2/28/22	$20,068	$20,266
3/31/22	$20,813	$21,018
4/30/22	$18,993	$19,185
5/31/22	$19,022	$19,221
6/30/22	$17,450	$17,634
7/31/22	$19,058	$19,260
8/31/22	$18,276	$18,475
9/30/22	$16,591	$16,773
10/31/22	$17,928	$18,131
11/30/22	$18,929	$19,144
12/31/22	$17,835	$18,041
1/31/23	$18,950	$19,175
2/28/23	$18,483	$18,707
3/31/23	$19,160	$19,394
4/30/23	$19,454	$19,697
5/31/23	$19,531	$19,782
6/30/23	$20,820	$21,089
7/31/23	$21,482	$21,767
8/31/23	$21,140	$21,420
9/30/23	$20,129	$20,399
10/31/23	$19,698	$19,970
11/30/23	$21,494	$21,794
12/31/23	$22,467	$22,784
1/31/24	$22,843	$23,167
2/29/24	$24,057	$24,404
3/31/24	$24,828	$25,189
4/30/24	$23,810	$24,160
5/31/24	$24,983	$25,358
6/30/24	$25,875	$26,268
7/31/24	$26,186	$26,588
8/31/24	$26,814	$27,233
9/30/24	$27,380	$27,814
10/31/24	$27,129	$27,562
11/30/24	$28,712	$29,180
12/31/24	$28,023	$28,485

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 3/31/17
Class R6 No Sales Charge	24.73%	14.26%	14.21%
S&P 500® Index	25.02%	14.53%	14.45%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,387,309,350
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	660,259

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSPF500IF-TSRA-R6

R-104173-1 (02/25)

DWS S&P 500 Index Fund

Class S: SCPIX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS S&P 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$31	0.28%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.62% for the period ended December 31, 2024. The Fund's index, the S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	S&P 500® Index
'14	$10,000	$10,000
'15	$9,697	$9,700
'15	$10,250	$10,257
'15	$10,086	$10,095
'15	$10,179	$10,192
'15	$10,306	$10,323
'15	$10,104	$10,123
'15	$10,318	$10,335
'15	$9,692	$9,712
'15	$9,452	$9,471
'15	$10,244	$10,270
'15	$10,275	$10,301
'15	$10,109	$10,138
'16	$9,601	$9,635
'16	$9,585	$9,622
'16	$10,233	$10,275
'16	$10,269	$10,315
'16	$10,450	$10,500
'16	$10,475	$10,527
'16	$10,859	$10,915
'16	$10,871	$10,931
'16	$10,869	$10,933
'16	$10,666	$10,733
'16	$11,060	$11,131
'16	$11,273	$11,351
'17	$11,484	$11,566
'17	$11,935	$12,025
'17	$11,944	$12,040
'17	$12,062	$12,163
'17	$12,227	$12,334
'17	$12,303	$12,411
'17	$12,551	$12,667
'17	$12,585	$12,705
'17	$12,843	$12,967
'17	$13,139	$13,270
'17	$13,539	$13,677
'17	$13,684	$13,829
'18	$14,463	$14,621
'18	$13,930	$14,082
'18	$13,572	$13,724
'18	$13,621	$13,777
'18	$13,945	$14,109
'18	$14,025	$14,195
'18	$14,541	$14,724
'18	$15,011	$15,203
'18	$15,093	$15,290
'18	$14,057	$14,245
'18	$14,339	$14,535
'18	$13,091	$13,223
'19	$14,140	$14,282
'19	$14,589	$14,741
'19	$14,870	$15,027
'19	$15,467	$15,636
'19	$14,482	$14,642
'19	$15,500	$15,674
'19	$15,721	$15,899
'19	$15,466	$15,648
'19	$15,751	$15,940
'19	$16,091	$16,286
'19	$16,668	$16,877
'19	$17,166	$17,386
'20	$17,156	$17,379
'20	$15,736	$15,949
'20	$13,791	$13,979
'20	$15,556	$15,771
'20	$16,293	$16,522
'20	$16,615	$16,850
'20	$17,545	$17,801
'20	$18,803	$19,080
'20	$18,086	$18,355
'20	$17,601	$17,867
'20	$19,521	$19,823
'20	$20,270	$20,585
'21	$20,057	$20,377
'21	$20,610	$20,939
'21	$21,510	$21,856
'21	$22,646	$23,022
'21	$22,800	$23,183
'21	$23,331	$23,724
'21	$23,878	$24,288
'21	$24,597	$25,027
'21	$23,446	$23,863
'21	$25,083	$25,534
'21	$24,905	$25,357
'21	$26,013	$26,494
'22	$24,656	$25,123
'22	$23,908	$24,371
'22	$24,791	$25,276
'22	$22,622	$23,072
'22	$22,663	$23,114
'22	$20,781	$21,206
'22	$22,696	$23,161
'22	$21,765	$22,217
'22	$19,754	$20,171
'22	$21,353	$21,804
'22	$22,540	$23,022
'22	$21,233	$21,696
'23	$22,566	$23,059
'23	$22,010	$22,496
'23	$22,814	$23,322
'23	$23,163	$23,686
'23	$23,255	$23,789
'23	$24,786	$25,361
'23	$25,574	$26,176
'23	$25,167	$25,759
'23	$23,961	$24,531
'23	$23,454	$24,015
'23	$25,585	$26,208
'23	$26,748	$27,399
'24	$27,188	$27,859
'24	$28,633	$29,347
'24	$29,549	$30,291
'24	$28,337	$29,054
'24	$29,733	$30,494
'24	$30,793	$31,589
'24	$31,156	$31,973
'24	$31,904	$32,749
'24	$32,580	$33,448
'24	$32,275	$33,145
'24	$34,164	$35,091
'24	$33,334	$34,254

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.62%	14.19%	12.79%
S&P 500® Index	25.02%	14.53%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	1,387,309,350
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	660,259

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective May 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.27% to 0.30%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSPF500IF-TSRA-S

R-104173-1 (02/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS S&P 500 index fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$33,377	$0	$8,948	$0
2023	$31,531	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$637,276	$0
2023	$0	$424,143	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$8,948	$637,276	$0	$646,224
2023	$8,948	$424,143	$0	$433,091

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024
Annual Financial Statements and Other Information
DWS S&P 500 Index Fund

Contents
DWS S&P 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
10	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Shareholder Meeting Results
Deutsche DWS Equity 500 Index Portfolio
23	Investment Portfolio
42	Statement of Assets and Liabilities
43	Statement of Operations
44	Statements of Changes in Net Assets
45	Financial Highlights
46	Notes to Financial Statements
54	Report of Independent Registered Public Accounting Firm
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS S&P 500 Index Fund

Statement of Assets and Liabilities
as of December 31, 2024

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,387,407,879
Receivable for Fund shares sold	840,857
Other assets	13,836
Total assets	1,388,262,572
Liabilities
Payable for Fund shares redeemed	344,650
Accrued Trustees' fees	1,188
Other accrued expenses and payables	607,384
Total liabilities	953,222
Net assets, at value	$1,387,309,350
Net Assets Consist of
Distributable earnings (loss)	1,108,142,974
Paid-in capital	279,166,376
Net assets, at value	$1,387,309,350
Net Asset Value
Class A
Net Asset Value and redemption price per share ($259,679,591 ÷ 5,416,583 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$47.94
Maximum offering price per share (100 ÷ 95.50 of $47.94)	$50.20
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share per share ($70,577,066 ÷ 1,476,275 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$47.81
Class R6
Net Asset Value, offering and redemption price per share ($5,552,478 ÷ 115,488 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.08
Class S
Net Asset Value, offering and redemption price per share ($1,051,500,215 ÷ 21,872,277 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$48.07
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	3

Statement of Operations
for the year ended December 31, 2024

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $90,635)	$18,046,944
Interest	25,072
Income distributions — DWS Central Cash Management Government Fund	426,481
Securities lending income, net of borrower rebates	198
Expenses	(1,269,129)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	17,229,566
Expenses:
Administration fee	1,279,945
Services to shareholders	1,069,807
Distribution and service fees	1,276,201
Professional fees	48,342
Reports to shareholders	63,770
Registration fees	70,053
Trustees' fees and expenses	5,370
Other	38,117
Total expenses before expense reductions	3,851,605
Expense reductions	(84,362)
Total expenses after expense reductions	3,767,243
Net investment income	13,462,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	117,590,089
Futures	1,839,504
119,429,593
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	152,623,320
Futures	(497,277)
152,126,043
Net gain (loss)	271,555,636
Net increase (decrease) in net assets resulting from operations	$285,017,959
The accompanying notes are an integral part of the financial statements.

4	|	DWS S&P 500 Index Fund

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$13,462,323	$14,542,828
Net realized gain (loss)	119,429,593	128,750,686
Change in net unrealized appreciation (depreciation)	152,126,043	111,734,147
Net increase (decrease) in net assets resulting from operations	285,017,959	255,027,661
Distributions to shareholders:
Class A	(13,612,474)	(14,867,169)
Class C	(3,199,756)	(3,838,891)
Class R6	(304,025)	(285,224)
Class S	(57,413,936)	(61,829,687)
Total distributions	(74,530,191)	(80,820,971)
Fund share transactions:
Proceeds from shares sold	79,442,949	55,699,795
Reinvestment of distributions	69,912,799	76,047,334
Payments for shares redeemed	(175,418,426)	(127,574,668)
Net increase (decrease) in net assets from Fund share transactions	(26,062,678)	4,172,461
Increase (decrease) in net assets	184,425,090	178,379,151
Net assets at beginning of period	1,202,884,260	1,024,505,109
Net assets at end of period	$1,387,309,350	$1,202,884,260

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	5

Financial Highlights
DWS S&P 500 Index Fund — Class A
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$40.61	$34.63	$44.75	$36.94	$33.64
Income (loss) from investment operations:
Net investment income[a]	.40	.45	.42	.36	.44
Net realized and unrealized gain (loss)	9.52	8.35	(8.70)	9.90	5.34
Total from investment operations	9.92	8.80	(8.28)	10.26	5.78
Less distributions from:
Net investment income	(.39 )	(.40 )	(.37 )	(.37 )	(.43 )
Net realized gains	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(2.59)	(2.82)	(1.84)	(2.45)	(2.48)
Net asset value, end of period	$47.94	$40.61	$34.63	$44.75	$36.94
Total Return (%)[b,c]	24.33	25.63	(18.56)	28.02	17.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	260	225	187	242	197
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.55	.56	.55	.54	.55
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54	.52	.54	.54	.54
Ratio of net investment income (%)	.86	1.17	1.10	.87	1.32
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

6	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class C
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$40.50	$34.54	$44.64	$36.85	$33.57
Income (loss) from investment operations:
Net investment income[a]	.07	.16	.14	.06	.19
Net realized and unrealized gain (loss)	9.48	8.33	(8.67)	9.88	5.33
Total from investment operations	9.55	8.49	(8.53)	9.94	5.52
Less distributions from:
Net investment income	(.04 )	(.11 )	(.10 )	(.07 )	(.19 )
Net realized gains	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(2.24)	(2.53)	(1.57)	(2.15)	(2.24)
Net asset value, end of period	$47.81	$40.50	$34.54	$44.64	$36.85
Total Return (%)[b]	23.44	24.71	(19.15)	27.11	16.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	64	64	93	84
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.26	1.26	1.26	1.25	1.27
Ratio of net investment income (%)	.14	.42	.37	.15	.59
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	7

DWS S&P 500 Index Fund — Class R6
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$40.71	$34.72	$44.86	$37.03	$33.72
Income (loss) from investment operations:
Net investment income[a]	.54	.56	.54	.50	.54
Net realized and unrealized gain (loss)	9.56	8.37	(8.72)	9.92	5.34
Total from investment operations	10.10	8.93	(8.18)	10.42	5.88
Less distributions from:
Net investment income	(.53 )	(.52 )	(.49 )	(.51 )	(.52 )
Net realized gains	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(2.73)	(2.94)	(1.96)	(2.59)	(2.57)
Net asset value, end of period	$48.08	$40.71	$34.72	$44.86	$37.03
Total Return (%)	24.73	25.97	(18.30)	28.41	18.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	3	5	2
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23	.24	.23	.22	.23
Ratio of net investment income (%)	1.17	1.45	1.39	1.18	1.61
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class S
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$40.72	$34.71	$44.86	$37.03	$33.72
Income (loss) from investment operations:
Net investment income[a]	.52	.55	.52	.47	.52
Net realized and unrealized gain (loss)	9.54	8.38	(8.74)	9.92	5.35
Total from investment operations	10.06	8.93	(8.22)	10.39	5.87
Less distributions from:
Net investment income	(.51 )	(.50 )	(.46 )	(.48 )	(.51 )
Net realized gains	(2.20)	(2.42)	(1.47)	(2.08)	(2.05)
Total distributions	(2.71)	(2.92)	(1.93)	(2.56)	(2.56)
Net asset value, end of period	$48.07	$40.72	$34.71	$44.86	$37.03
Total Return (%)[b]	24.62	25.97	(18.38)	28.33	18.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,052	909	771	1,005	830
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	.30	.30	.29	.31
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28	.27	.29	.29	.29
Ratio of net investment income (%)	1.12	1.41	1.35	1.12	1.57
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	2	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS S&P 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2024, the Fund owned approximately 78% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in

10	|	DWS S&P 500 Index Fund

payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by

DWS S&P 500 Index Fund	|	11

the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$4,403,584
Undistributed long-term capital gains	$8,429,631

12	|	DWS S&P 500 Index Fund

In addition, the tax character of distributions paid to shareholders by the Funds are summarized as follows:
	Years Ended December 31,
	2024	2023
Distributions from ordinary income*	$14,066,875	$13,320,184
Distributions from long-term capital gains	$60,463,316	$67,500,787

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2024 through September 30, 2024 (through April 30, 2024 for Class A and Class S shares), the Advisor had contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes,

DWS S&P 500 Index Fund	|	13

brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.52%
Class C	1.30%
Class R6	.30%
Class S	.27%
For the period from May 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	.55%
Class S	.30%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%
For the year ended December 31, 2024, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$23,811
Class S	60,551
$84,362
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s

14	|	DWS S&P 500 Index Fund

average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $1,279,945, of which $117,101 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2024
Class A	$29,488	$4,704
Class C	1,620	277
Class R6	476	87
Class S	313,800	52,038
	$345,384	$57,106
In addition, for the year ended December 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$180,969
Class C	25,492
Class S	397,511
$603,972
Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), a subsidiary of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended December 31, 2024, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2024
Class C	$514,391	$46,237

DWS S&P 500 Index Fund	|	15

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2024	Annual Rate
Class A	$590,346	$115,154.24%
Class C	171,464	29,857.25%
	$761,810	$145,011
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2024 aggregated $17,131.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended December 31, 2024, the CDSC for Class C shares aggregated $4,070. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended December 31, 2024, DDI received $1,006 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,745, of which $780 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

16	|	DWS S&P 500 Index Fund

C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	745,074	$34,307,775	670,496	$25,817,696
Class C	253,510	11,669,412	114,122	4,357,348
Class R6	27,950	1,338,116	17,958	700,144
Class S	710,600	32,127,646	635,221	24,824,607
		$79,442,949		$55,699,795
Shares issued to shareholders in reinvestment of distributions
Class A	261,805	$12,849,178	353,206	$14,102,441
Class C	64,974	3,199,611	96,031	3,838,403
Class R6	6,172	303,700	6,461	258,064
Class S	1,090,072	53,560,310	1,447,249	57,848,426
		$69,912,799		$76,047,334
Shares redeemed
Class A	(1,139,089)	$(51,383,633)	(874,035)	$(33,596,769)
Class C	(427,228)	(19,553,617)	(466,022)	(17,736,968)
Class R6	(15,147)	(699,071)	(24,701)	(976,692)
Class S	(2,263,707)	(103,782,105)	(1,945,212)	(75,264,239)
		$(175,418,426)		$(127,574,668)
Net increase (decrease)
Class A	(132,210)	$(4,226,680)	149,667	$6,323,368
Class C	(108,744)	(4,684,594)	(255,869)	(9,541,217)
Class R6	18,975	942,745	(282)	(18,484)
Class S	(463,035)	(18,094,149)	137,258	7,408,794
		$(26,062,678)		$4,172,461

DWS S&P 500 Index Fund	|	17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS S&P 500 Index Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS S&P 500 Index Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Institutional Funds (the “Trust” )) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

18	|	DWS S&P 500 Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 24, 2025

DWS S&P 500 Index Fund	|	19

Tax Information (Unaudited)
The Fund paid distributions of $2.17 per share from net long-term capital gains during its year ended December 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $79,058,076 as capital gain dividends for its year ended December 31, 2024.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $17,001,607, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

20	|	DWS S&P 500 Index Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS S&P 500 Index Fund and was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	11,259,380.145	492,029.662	0.000
Mary Schmid Daugherty	11,253,125.265	498,284.542	0.000
Keith R. Fox	11,231,247.311	520,162.496	0.000
Chad D. Perry	11,243,548.382	507,861.425	0.000
Rebecca W. Rimel	11,219,721.919	531,687.888	0.000
Catherine Schrand	11,227,415.776	523,994.031	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS S&P 500 Index Fund	|	21

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

22	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolioas of December 31, 2024

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 9.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	252,276	5,744,325
Verizon Communications, Inc.	148,193	5,926,238
		11,670,563
Entertainment 1.4%
Electronic Arts, Inc.	8,411	1,230,529
Live Nation Entertainment, Inc.*	5,455	706,423
Netflix, Inc.*	15,040	13,405,453
Take-Two Interactive Software, Inc.*	5,777	1,063,430
Walt Disney Co.	63,810	7,105,243
Warner Bros Discovery, Inc.*	77,801	822,357
		24,333,435
Interactive Media & Services 6.5%
Alphabet, Inc. “A”	205,543	38,909,290
Alphabet, Inc. “C”	167,572	31,912,412
Match Group, Inc.*	8,815	288,338
Meta Platforms, Inc. “A”	76,720	44,920,327
		116,030,367
Media 0.5%
Charter Communications, Inc. “A” *	3,396	1,164,047
Comcast Corp. “A”	134,156	5,034,875
Fox Corp. “A”	7,661	372,171
Fox Corp. “B”	4,681	214,109
Interpublic Group of Companies, Inc.	13,028	365,044
News Corp. “A”	13,118	361,270
News Corp. “B”	3,781	115,056
Omnicom Group, Inc.	6,809	585,846
Paramount Global “B”	21,678	226,752
		8,439,170
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	17,173	3,790,596
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Consumer Discretionary 11.1%
Automobile Components 0.1%
Aptiv PLC*	9,629	582,362
BorgWarner, Inc.	7,888	250,760
		833,122
Automobiles 2.4%
Ford Motor Co.	137,394	1,360,201
General Motors Co.	38,611	2,056,808
Tesla, Inc.*	98,279	39,688,991
		43,106,000
Broadline Retail 4.1%
Amazon.com, Inc.*	329,322	72,249,953
eBay, Inc.	16,807	1,041,194
		73,291,147
Distributors 0.1%
Genuine Parts Co.	4,849	566,169
LKQ Corp.	8,834	324,650
Pool Corp.	1,326	452,086
		1,342,905
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. “A” *	15,222	2,000,323
Booking Holdings, Inc.	1,164	5,783,241
Caesars Entertainment, Inc.*	7,772	259,740
Carnival Corp.*	36,308	904,795
Chipotle Mexican Grill, Inc.*	48,025	2,895,907
Darden Restaurants, Inc.	4,053	756,655
Domino’s Pizza, Inc.	1,243	521,762
Expedia Group, Inc.*	4,366	813,517
Hilton Worldwide Holdings, Inc.	8,641	2,135,710
Las Vegas Sands Corp.	12,240	628,646
Marriott International, Inc. “A”	8,067	2,250,209
McDonald’s Corp.	25,221	7,311,316
MGM Resorts International*	7,610	263,687
Norwegian Cruise Line Holdings Ltd.*	15,563	400,436
Royal Caribbean Cruises Ltd.	8,680	2,002,389
Starbucks Corp.	39,863	3,637,499
Wynn Resorts Ltd.	3,203	275,970
Yum! Brands, Inc.	9,728	1,305,108
		34,146,910
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	10,268	1,435,672
Garmin Ltd.	5,391	1,111,947
Lennar Corp. “A”	8,337	1,136,917
Mohawk Industries, Inc.*	1,883	224,322
NVR, Inc.*	108	883,321
PulteGroup, Inc.	7,271	791,812
		5,583,991
Leisure Products 0.0%
Hasbro, Inc.	4,747	265,405
Specialty Retail 1.8%
AutoZone, Inc.*	593	1,898,786
Best Buy Co., Inc.	6,896	591,677
CarMax, Inc.*	5,367	438,806
Home Depot, Inc.	34,934	13,588,977
Lowe’s Companies, Inc.	19,909	4,913,541
O’Reilly Automotive, Inc.*	2,042	2,421,404
Ross Stores, Inc.	11,663	1,764,262
TJX Companies, Inc.	39,767	4,804,251
Tractor Supply Co.	18,920	1,003,895
Ulta Beauty, Inc.*	1,663	723,288
		32,148,887
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	5,413	1,099,326
Lululemon Athletica, Inc.*	3,967	1,517,020
NIKE, Inc. “B”	41,804	3,163,309
Ralph Lauren Corp.	1,375	317,598
Tapestry, Inc.	8,045	525,580
		6,622,833
Consumer Staples 5.5%
Beverages 1.1%
Brown-Forman Corp. “B”	6,618	251,352
Coca-Cola Co.	136,487	8,497,681
Constellation Brands, Inc. “A”	5,459	1,206,439
Keurig Dr Pepper, Inc.	39,303	1,262,412
Molson Coors Beverage Co. “B”	6,395	366,561
Monster Beverage Corp.*	24,559	1,290,821
PepsiCo, Inc.	48,320	7,347,539
		20,222,805
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	15,598	14,291,979
Dollar General Corp.	7,753	587,832
Dollar Tree, Inc.*	7,304	547,362
Kroger Co.	23,458	1,434,457
Sysco Corp.	17,155	1,311,671
Target Corp.	16,276	2,200,190
Walgreens Boots Alliance, Inc.	24,949	232,774
Walmart, Inc.	152,790	13,804,577
		34,410,842
Food Products 0.6%
Archer-Daniels-Midland Co.	16,825	849,999
Bunge Global SA	4,872	378,847
Conagra Brands, Inc.	17,024	472,416
General Mills, Inc.	19,419	1,238,350
Hormel Foods Corp.	10,491	329,103
Kellanova	9,589	776,421
Kraft Heinz Co.	30,947	950,382
Lamb Weston Holdings, Inc.	5,060	338,160
McCormick & Co., Inc.	8,756	667,557
Mondelez International, Inc. “A”	46,963	2,805,100
The Campbell’s Co.	6,943	290,773
The Hershey Co.	5,183	877,741
The J.M. Smucker Co.	3,641	400,947
Tyson Foods, Inc. “A”	9,805	563,199
		10,938,995
Household Products 1.1%
Church & Dwight Co., Inc.	8,754	916,631
Clorox Co.	4,321	701,774
Colgate-Palmolive Co.	28,717	2,610,662
Kimberly-Clark Corp.	11,821	1,549,024
Procter & Gamble Co.	82,941	13,905,059
		19,683,150
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	8,214	615,886
Kenvue, Inc.	67,382	1,438,605
		2,054,491
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	59,558	3,114,288
Philip Morris International, Inc.	54,756	6,589,885
		9,704,173
Energy 3.1%
Energy Equipment & Services 0.2%
Baker Hughes Co.	35,063	1,438,284
Halliburton Co.	30,531	830,138
Schlumberger NV	49,955	1,915,275
		4,183,697
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	13,708	316,518
Chevron Corp.	58,784	8,514,275
ConocoPhillips	45,483	4,510,549
Coterra Energy, Inc.	25,768	658,115
Devon Energy Corp.	22,842	747,619
Diamondback Energy, Inc.	6,578	1,077,674
EOG Resources, Inc.	19,750	2,420,955
EQT Corp.	20,979	967,342
Exxon Mobil Corp.	154,675	16,638,390
Hess Corp.	9,747	1,296,448
Kinder Morgan, Inc.	67,960	1,862,104
Marathon Petroleum Corp.	11,255	1,570,072
Occidental Petroleum Corp.	23,694	1,170,720
ONEOK, Inc.	20,538	2,062,015
Phillips 66	14,473	1,648,909
Targa Resources Corp.	7,735	1,380,697
Texas Pacific Land Corp.	663	733,251
Valero Energy Corp.	11,230	1,376,686
Williams Companies, Inc.	42,949	2,324,400
		51,276,739
Financials 13.5%
Banks 3.3%
Bank of America Corp.	234,572	10,309,439
Citigroup, Inc.	66,334	4,669,250
Citizens Financial Group, Inc.	15,462	676,617
Fifth Third Bancorp.	23,572	996,624
Huntington Bancshares, Inc.	50,851	827,346
JPMorgan Chase & Co.	99,054	23,744,234
KeyCorp.	33,954	581,972
M&T Bank Corp.	5,881	1,105,687
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
PNC Financial Services Group, Inc.	14,037	2,707,036
Regions Financial Corp.	31,746	746,666
Truist Financial Corp.	46,993	2,038,556
U.S. Bancorp.	54,943	2,627,924
Wells Fargo & Co.	117,060	8,222,294
		59,253,645
Capital Markets 3.1%
Ameriprise Financial, Inc.	3,408	1,814,521
Bank of New York Mellon Corp.	25,429	1,953,710
Blackrock, Inc.	5,115	5,243,438
Blackstone, Inc.	25,348	4,370,502
Cboe Global Markets, Inc.	3,681	719,267
Charles Schwab Corp.	52,581	3,891,520
CME Group, Inc.	12,680	2,944,676
FactSet Research Systems, Inc.	1,325	636,371
Franklin Resources, Inc.	11,385	231,002
Intercontinental Exchange, Inc.	20,205	3,010,747
Invesco Ltd.	16,455	287,633
KKR & Co., Inc.	23,762	3,514,637
MarketAxess Holdings, Inc.	1,396	315,552
Moody’s Corp.	5,502	2,604,482
Morgan Stanley	43,608	5,482,398
MSCI, Inc.	2,759	1,655,428
Nasdaq, Inc.	14,673	1,134,370
Northern Trust Corp.	7,035	721,087
Raymond James Financial, Inc.	6,412	995,976
S&P Global, Inc.	11,171	5,563,493
State Street Corp.	10,406	1,021,349
T. Rowe Price Group, Inc.	7,797	881,763
The Goldman Sachs Group, Inc.	11,037	6,320,007
		55,313,929
Consumer Finance 0.6%
American Express Co.	19,570	5,808,180
Capital One Financial Corp.	13,393	2,388,240
Discover Financial Services	8,871	1,536,723
Synchrony Financial	13,795	896,675
		10,629,818
Financial Services 4.4%
Apollo Global Management, Inc.	15,742	2,599,949
Berkshire Hathaway, Inc. “B” *	64,535	29,252,425
Corpay, Inc.*	2,426	821,007
Fidelity National Information Services, Inc.	19,072	1,540,445
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Fiserv, Inc.*	20,002	4,108,811
Global Payments, Inc.	8,966	1,004,730
Jack Henry & Associates, Inc.	2,494	437,198
Mastercard, Inc. “A”	28,847	15,189,965
PayPal Holdings, Inc.*	35,263	3,009,697
Visa, Inc. “A”	60,817	19,220,605
		77,184,832
Insurance 2.1%
Aflac, Inc.	17,538	1,814,131
Allstate Corp.	9,379	1,808,177
American International Group, Inc.	21,698	1,579,614
Aon PLC “A”	7,645	2,745,778
Arch Capital Group Ltd.	13,349	1,232,780
Arthur J. Gallagher & Co.	8,789	2,494,758
Assurant, Inc.	1,779	379,318
Brown & Brown, Inc.	8,368	853,703
Chubb Ltd.	13,212	3,650,476
Cincinnati Financial Corp.	5,431	780,435
Erie Indemnity Co. “A”	911	375,542
Everest Group Ltd.	1,491	540,428
Globe Life, Inc.	2,928	326,531
Hartford Financial Services Group, Inc.	10,313	1,128,242
Loews Corp.	6,296	533,208
Marsh & McLennan Companies, Inc.	17,307	3,676,180
MetLife, Inc.	20,559	1,683,371
Principal Financial Group, Inc.	7,402	572,989
Progressive Corp.	20,651	4,948,186
Prudential Financial, Inc.	12,447	1,475,343
Travelers Companies, Inc.	8,013	1,930,252
W.R. Berkley Corp.	10,445	611,241
Willis Towers Watson PLC	3,523	1,103,544
		36,244,227
Health Care 10.0%
Biotechnology 1.6%
AbbVie, Inc.	62,197	11,052,407
Amgen, Inc.	18,932	4,934,437
Biogen, Inc.*	5,021	767,811
Gilead Sciences, Inc.	43,814	4,047,099
Incyte Corp.*	5,561	384,098
Moderna, Inc.*	11,876	493,804
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.*	3,699	2,634,909
Vertex Pharmaceuticals, Inc.*	9,083	3,657,724
		27,972,289
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	60,956	6,894,733
Align Technology, Inc.*	2,465	513,977
Baxter International, Inc.	18,461	538,323
Becton Dickinson & Co.	10,240	2,323,149
Boston Scientific Corp.*	51,817	4,628,294
Cooper Companies, Inc.*	6,918	635,972
Dexcom, Inc.*	13,723	1,067,238
Edwards Lifesciences Corp.*	20,742	1,535,530
GE HealthCare Technologies, Inc.	15,995	1,250,489
Hologic, Inc.*	8,368	603,249
IDEXX Laboratories, Inc.*	2,865	1,184,506
Insulet Corp.*	2,455	640,927
Intuitive Surgical, Inc.*	12,529	6,539,637
Medtronic PLC	45,096	3,602,268
ResMed, Inc.	5,223	1,194,448
Solventum Corp.*	4,987	329,441
STERIS PLC	3,415	701,987
Stryker Corp.	12,064	4,343,643
Teleflex, Inc.	1,673	297,761
Zimmer Biomet Holdings, Inc.	7,005	739,938
		39,565,510
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	8,559	1,012,273
Cencora, Inc.	6,218	1,397,060
Centene Corp.*	17,613	1,066,996
Cigna Group	9,831	2,714,732
CVS Health Corp.	44,247	1,986,248
DaVita, Inc.*	1,678	250,945
Elevance Health, Inc.	8,142	3,003,584
HCA Healthcare, Inc.	6,403	1,921,861
Henry Schein, Inc.*	4,431	306,625
Humana, Inc.	4,281	1,086,133
Labcorp Holdings, Inc.	2,926	670,990
McKesson Corp.	4,462	2,542,938
Molina Healthcare, Inc.*	2,048	596,070
Quest Diagnostics, Inc.	3,901	588,505
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
UnitedHealth Group, Inc.	32,373	16,376,206
Universal Health Services, Inc. “B”	2,038	365,658
		35,886,824
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	10,086	1,354,953
Bio-Techne Corp.	5,782	416,478
Charles River Laboratories International, Inc.*	1,774	327,480
Danaher Corp.	22,606	5,189,207
IQVIA Holdings, Inc.*	6,094	1,197,532
Mettler-Toledo International, Inc.*	744	910,418
Revvity, Inc.	4,205	469,320
Thermo Fisher Scientific, Inc.	13,441	6,992,411
Waters Corp.*	2,078	770,897
West Pharmaceutical Services, Inc.	2,534	830,037
		18,458,733
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	71,355	4,035,839
Eli Lilly & Co.	27,725	21,403,700
Johnson & Johnson	84,788	12,262,041
Merck & Co., Inc.	88,942	8,847,950
Pfizer, Inc.	199,322	5,288,013
Viatris, Inc.	42,898	534,080
Zoetis, Inc.	15,894	2,589,609
		54,961,232
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	2,526	1,501,252
Boeing Co.*	26,291	4,653,507
GE Aerospace	38,159	6,364,540
General Dynamics Corp.	9,074	2,390,908
Howmet Aerospace, Inc.	14,280	1,561,804
Huntington Ingalls Industries, Inc.	1,447	273,440
L3Harris Technologies, Inc.	6,651	1,398,572
Lockheed Martin Corp.	7,415	3,603,245
Northrop Grumman Corp.	4,833	2,268,079
RTX Corp.	46,809	5,416,737
Textron, Inc.	6,433	492,060
TransDigm Group, Inc.	1,968	2,494,007
		32,418,151
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	4,100	423,612
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Expeditors International of Washington, Inc.	4,873	539,782
FedEx Corp.	7,925	2,229,540
United Parcel Service, Inc. “B”	25,731	3,244,679
		6,437,613
Building Products 0.5%
A.O. Smith Corp.	4,293	292,826
Allegion PLC	2,991	390,864
Builders FirstSource, Inc.*	4,073	582,154
Carrier Global Corp.	29,543	2,016,605
Johnson Controls International PLC	23,470	1,852,487
Lennox International, Inc.	1,128	687,290
Masco Corp.	7,560	548,629
Trane Technologies PLC	7,948	2,935,594
		9,306,449
Commercial Services & Supplies 0.5%
Cintas Corp.	12,062	2,203,728
Copart, Inc.*	30,775	1,766,177
Republic Services, Inc.	7,201	1,448,697
Rollins, Inc.	9,821	455,203
Veralto Corp.	8,751	891,290
Waste Management, Inc.	12,890	2,601,073
		9,366,168
Construction & Engineering 0.1%
Quanta Services, Inc.	5,182	1,637,771
Electrical Equipment 0.8%
AMETEK, Inc.	8,116	1,462,990
Eaton Corp. PLC	13,879	4,606,024
Emerson Electric Co.	20,134	2,495,207
GE Vernova, Inc.	9,685	3,185,687
Generac Holdings, Inc.*	2,106	326,535
Hubbell, Inc.	1,872	784,162
Rockwell Automation, Inc.	3,996	1,142,017
		14,002,622
Ground Transportation 0.9%
CSX Corp.	67,991	2,194,070
J.B. Hunt Transport Services, Inc.	2,761	471,192
Norfolk Southern Corp.	7,943	1,864,222
Old Dominion Freight Line, Inc.	6,651	1,173,236
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Uber Technologies, Inc.*	73,970	4,461,871
Union Pacific Corp.	21,303	4,857,936
		15,022,527
Industrial Conglomerates 0.4%
3M Co.	19,139	2,470,653
Honeywell International, Inc.	22,929	5,179,432
		7,650,085
Machinery 1.6%
Caterpillar, Inc.	16,976	6,158,214
Cummins, Inc.	4,815	1,678,509
Deere & Co.	8,948	3,791,268
Dover Corp.	4,820	904,232
Fortive Corp.	12,279	920,925
IDEX Corp.	2,625	549,386
Illinois Tool Works, Inc.	9,488	2,405,777
Ingersoll Rand, Inc.	14,233	1,287,517
Nordson Corp.	1,874	392,116
Otis Worldwide Corp.	14,202	1,315,247
PACCAR, Inc.	18,464	1,920,625
Parker-Hannifin Corp.	4,519	2,874,220
Pentair PLC	5,715	575,158
Snap-on, Inc.	1,837	623,625
Stanley Black & Decker, Inc.	5,315	426,741
Westinghouse Air Brake Technologies Corp.	6,000	1,137,540
Xylem, Inc.	8,474	983,153
		27,944,253
Passenger Airlines 0.2%
Delta Air Lines, Inc.	22,718	1,374,439
Southwest Airlines Co.	21,578	725,452
United Airlines Holdings, Inc.*	11,699	1,135,973
		3,235,864
Professional Services 0.6%
Automatic Data Processing, Inc.	14,349	4,200,383
Broadridge Financial Solutions, Inc.	4,108	928,778
Dayforce, Inc.*	5,464	396,905
Equifax, Inc.	4,376	1,115,224
Jacobs Solutions, Inc.	4,374	584,454
Leidos Holdings, Inc.	4,782	688,895
Paychex, Inc.	11,370	1,594,301
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Paycom Software, Inc.	1,699	348,244
Verisk Analytics, Inc.	4,950	1,363,378
		11,220,562
Trading Companies & Distributors 0.3%
Fastenal Co.	20,040	1,441,076
United Rentals, Inc.	2,302	1,621,621
W.W. Grainger, Inc.	1,552	1,635,886
		4,698,583
Information Technology 32.1%
Communications Equipment 0.9%
Arista Networks, Inc.*	36,264	4,008,260
Cisco Systems, Inc.	140,433	8,313,633
F5, Inc.*	2,042	513,502
Juniper Networks, Inc.	11,506	430,900
Motorola Solutions, Inc.	5,877	2,716,526
		15,982,821
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	42,377	2,943,083
CDW Corp.	4,682	814,855
Corning, Inc.	27,302	1,297,391
Jabil, Inc.	3,953	568,837
Keysight Technologies, Inc.*	6,197	995,424
TE Connectivity PLC	10,608	1,516,626
Teledyne Technologies, Inc.*	1,633	757,924
Trimble, Inc.*	8,520	602,023
Zebra Technologies Corp. “A” *	1,791	691,720
		10,187,883
IT Services 1.1%
Accenture PLC “A”	21,989	7,735,510
Akamai Technologies, Inc.*	5,262	503,310
Cognizant Technology Solutions Corp. “A”	17,471	1,343,520
EPAM Systems, Inc.*	2,058	481,202
Gartner, Inc.*	2,717	1,316,305
GoDaddy, Inc. “A” *	4,928	972,639
International Business Machines Corp.	32,532	7,151,510
VeriSign, Inc.*	2,857	591,285
		20,095,281
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.*	57,056	6,891,794
Analog Devices, Inc.	17,431	3,703,390
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Applied Materials, Inc.	28,907	4,701,145
Broadcom, Inc.	164,341	38,100,817
Enphase Energy, Inc.*	4,935	338,936
First Solar, Inc.*	3,758	662,310
Intel Corp.	151,588	3,039,339
KLA Corp.	4,722	2,975,427
Lam Research Corp.	45,073	3,255,623
Microchip Technology, Inc.	19,024	1,091,026
Micron Technology, Inc.	39,009	3,282,997
Monolithic Power Systems, Inc.	1,741	1,030,150
NVIDIA Corp.	863,187	115,917,382
NXP Semiconductors NV	8,930	1,856,101
ON Semiconductor Corp.*	15,177	956,910
QUALCOMM, Inc.	39,184	6,019,446
Skyworks Solutions, Inc.	5,786	513,103
Teradyne, Inc.	5,744	723,285
Texas Instruments, Inc.	32,167	6,031,634
		201,090,815
Software 10.3%
Adobe, Inc.*	15,492	6,888,983
ANSYS, Inc.*	3,073	1,036,615
Autodesk, Inc.*	7,563	2,235,396
Cadence Design Systems, Inc.*	9,633	2,894,331
Crowdstrike Holdings, Inc. “A” *	8,192	2,802,975
Fair Isaac Corp.*	863	1,718,173
Fortinet, Inc.*	22,350	2,111,628
Gen Digital, Inc.	19,095	522,821
Intuit, Inc.	9,840	6,184,440
Microsoft Corp.	261,677	110,296,855
Oracle Corp.	56,569	9,426,658
Palantir Technologies, Inc. “A” *	72,149	5,456,629
Palo Alto Networks, Inc.*	23,046	4,193,450
PTC, Inc.*	4,257	782,735
Roper Technologies, Inc.	3,760	1,954,636
Salesforce, Inc.	33,649	11,249,870
ServiceNow, Inc.*	7,251	7,686,930
Synopsys, Inc.*	5,387	2,614,634
Tyler Technologies, Inc.*	1,496	862,653
Workday, Inc. “A” *	7,499	1,934,967
		182,855,379
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	531,946	133,209,917
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)
Dell Technologies, Inc. “C”	10,800	1,244,592
Hewlett Packard Enterprise Co.	45,643	974,478
HP, Inc.	33,782	1,102,307
NetApp, Inc.	7,223	838,446
Seagate Technology Holdings PLC	7,328	632,480
Super Micro Computer, Inc.*	17,668	538,520
Western Digital Corp.*	12,097	721,344
		139,262,084
Materials 1.9%
Chemicals 1.3%
Air Products & Chemicals, Inc.	7,821	2,268,403
Albemarle Corp. (a)	4,135	355,941
Celanese Corp.	3,970	274,764
CF Industries Holdings, Inc.	6,068	517,722
Corteva, Inc.	24,085	1,371,882
Dow, Inc.	24,907	999,518
DuPont de Nemours, Inc.	14,726	1,122,857
Eastman Chemical Co.	3,891	355,326
Ecolab, Inc.	8,861	2,076,309
FMC Corp.	4,478	217,675
International Flavors & Fragrances, Inc.	8,912	753,510
Linde PLC	16,717	6,998,906
LyondellBasell Industries NV “A”	9,071	673,703
PPG Industries, Inc.	8,183	977,459
Sherwin-Williams Co.	8,163	2,774,849
The Mosaic Co.	11,253	276,599
		22,015,423
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,156	1,113,574
Vulcan Materials Co.	4,674	1,202,293
		2,315,867
Containers & Packaging 0.2%
Amcor PLC	50,655	476,664
Avery Dennison Corp.	2,888	540,431
Ball Corp.	10,488	578,204
International Paper Co.	12,167	654,828
Packaging Corp. of America	3,070	691,149
Smurfit WestRock PLC	17,548	945,135
		3,886,411
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	50,571	1,925,744
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Newmont Corp.	40,418	1,504,358
Nucor Corp.	8,355	975,112
Steel Dynamics, Inc.	5,042	575,141
		4,980,355
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,454	532,038
Healthpeak Properties, Inc.	24,565	497,932
Ventas, Inc.	14,739	867,980
Welltower, Inc.	20,865	2,629,616
		4,527,566
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	24,528	429,730
Industrial REITs 0.2%
Prologis, Inc.	32,570	3,442,649
Office REITs 0.0%
BXP, Inc.	5,040	374,774
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	10,692	1,403,753
CoStar Group, Inc.*	14,483	1,036,838
		2,440,591
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,993	1,098,310
Camden Property Trust	3,704	429,812
Equity Residential	11,943	857,030
Essex Property Trust, Inc.	2,303	657,368
Invitation Homes, Inc.	19,855	634,765
Mid-America Apartment Communities, Inc.	4,181	646,257
UDR, Inc.	10,658	462,664
		4,786,206
Retail REITs 0.3%
Federal Realty Investment Trust	2,770	310,102
Kimco Realty Corp.	23,253	544,818
Realty Income Corp.	30,679	1,638,565
Regency Centers Corp.	5,589	413,195
Simon Property Group, Inc.	10,763	1,853,496
		4,760,176
Specialized REITs 0.9%
American Tower Corp.	16,432	3,013,793
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Crown Castle, Inc.	15,250	1,384,090
Digital Realty Trust, Inc.	10,994	1,949,566
Equinix, Inc.	3,402	3,207,712
Extra Space Storage, Inc.	7,460	1,116,016
Iron Mountain, Inc.	10,362	1,089,150
Public Storage	5,558	1,664,288
SBA Communications Corp.	3,756	765,473
VICI Properties, Inc.	36,620	1,069,670
Weyerhaeuser Co.	25,369	714,137
		15,973,895
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	9,248	546,927
American Electric Power Co., Inc.	18,690	1,723,779
Constellation Energy Corp.	11,008	2,462,600
Duke Energy Corp.	27,207	2,931,282
Edison International	13,535	1,080,634
Entergy Corp.	15,030	1,139,574
Evergy, Inc.	8,252	507,911
Eversource Energy	12,932	742,685
Exelon Corp.	35,239	1,326,396
FirstEnergy Corp.	17,723	705,021
NextEra Energy, Inc.	72,349	5,186,700
NRG Energy, Inc.	7,238	653,012
PG&E Corp.	76,580	1,545,384
Pinnacle West Capital Corp.	4,094	347,048
PPL Corp.	25,955	842,499
Southern Co.	38,634	3,180,351
Xcel Energy, Inc.	20,286	1,369,711
		26,291,514
Gas Utilities 0.0%
Atmos Energy Corp.	5,420	754,844
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	24,907	320,553
Vistra Corp.	11,983	1,652,096
		1,972,649
Multi-Utilities 0.6%
Ameren Corp.	9,380	836,133
CenterPoint Energy, Inc.	23,008	730,044
CMS Energy Corp.	10,407	693,627
Consolidated Edison, Inc.	12,177	1,086,554
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Dominion Energy, Inc.	29,465	1,586,985
DTE Energy Co.	7,155	863,966
NiSource, Inc.	16,913	621,722
Public Service Enterprise Group, Inc.	17,684	1,494,121
Sempra	22,288	1,955,103
WEC Energy Group, Inc.	11,150	1,048,546
		10,916,801
Water Utilities 0.1%
American Water Works Co., Inc.	6,835	850,889
Total Common Stocks (Cost $350,567,951)		1,752,686,513

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.19% (b), 3/27/2025 (c) (Cost $1,044,561)	1,055,000	1,044,686

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.39% (d) (e) (Cost $360,800)	360,800	360,800
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.52% (d) (Cost $16,184,739)	16,184,739	16,184,739

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $368,158,051)	100.0	1,770,276,738
Other Assets and Liabilities, Net	0.0	454,244
Net Assets	100.0	1,770,730,982
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.39% (d) (e)
—	360,800 (f)	—	—	—	256	—	360,800	360,800
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.52% (d)
3,866,583	183,282,495	170,964,339	—	—	553,460	—	16,184,739	16,184,739
3,866,583	183,643,295	170,964,339	—	—	553,716	—	16,545,539	16,545,539

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $352,928, which is 0.02% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2024.

REIT: Real Estate Investment Trust
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/21/2025	60	18,405,250	17,807,250	(598,000)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,752,686,513	$—	$—	$1,752,686,513
Government & Agency Obligations	—	1,044,686	—	1,044,686
Short-Term Investments (a)	16,545,539	—	—	16,545,539
Total	$1,769,232,052	$1,044,686	$—	$1,770,276,738

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(598,000)	$—	$—	$(598,000)
Total	$(598,000)	$—	$—	$(598,000)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Statement of Assets and Liabilities
as of December 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $351,612,512) — including $352,928 of securities loaned	$1,753,731,199
Investment in DWS Government & Agency Securities Portfolio (cost $360,800)*	360,800
Investment in DWS Central Cash Management Government Fund (cost $16,184,739)	16,184,739
Cash	6,147
Dividends receivable	1,070,934
Affiliated securities lending income receivable	92
Other assets	35,925
Total assets	1,771,389,836
Liabilities
Payable upon return of securities loaned	360,800
Payable for variation margin on futures contracts	70,216
Accrued management fee	77,232
Accrued Trustees' fees	15,348
Other accrued expenses and payables	135,258
Total liabilities	658,854
Net assets, at value	$1,770,730,982
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations
for the year ended December 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $117,536)	$23,398,653
Interest	32,537
Income distributions — DWS Central Cash Management Government Fund	553,460
Affiliated securities lending income	256
Total income	23,984,906
Expenses:
Management fee	856,057
Administration fee	513,634
Custodian fee	23,540
Professional fees	74,786
Reports to shareholders	24,779
Trustees' fees and expenses	62,750
Other	90,172
Total expenses	1,645,718
Net investment income	22,339,188
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	152,404,173
Futures	2,391,812
154,795,985
Change in net unrealized appreciation (depreciation) on:
Investments	199,511,725
Futures	(627,734)
198,883,991
Net gain (loss)	353,679,976
Net increase (decrease) in net assets resulting from operations	$376,019,164
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$22,339,188	$24,017,564
Net realized gain (loss)	154,795,985	174,030,892
Change in net unrealized appreciation (depreciation)	198,883,991	155,769,624
Net increase (decrease) in net assets resulting from operations	376,019,164	353,818,080
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	19,606,556	22,897,477
Value of capital withdrawn	(205,507,065)	(278,573,284)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(185,900,509)	(255,675,807)
Increase (decrease) in net assets	190,118,655	98,142,273
Net assets at beginning of period	1,580,612,327	1,482,470,054
Net assets at end of period	$1,770,730,982	$1,580,612,327

The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Years Ended December 31,
	2024	2023	2022	2021	2020
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,771	1,581	1,482	2,008	1,730
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.30	1.58	1.53	1.31	1.76
Portfolio turnover rate (%)	2	2	2	2	4
Total investment return (%)[a]	24.86	26.15	(18.17)	28.53	18.15

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	45

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2024, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 78% and 22%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers

46	|	Deutsche DWS Equity 500 Index Portfolio

as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt

Deutsche DWS Equity 500 Index Portfolio	|	47

securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money

48	|	Deutsche DWS Equity 500 Index Portfolio

market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of December 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2024, the Portfolio had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At December 31, 2024, the aggregate cost of investments for federal income tax purposes was $386,787,175. The net unrealized appreciation for all investments based on tax cost was $1,383,489,563. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,420,058,763 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $36,569,200.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.

Deutsche DWS Equity 500 Index Portfolio	|	49

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2024, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

50	|	Deutsche DWS Equity 500 Index Portfolio

A summary of the open futures contracts as of December 31, 2024, is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,579,000 to $27,339,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2024, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(598,000)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$2,391,812
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(627,734)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $40,072,997 and $214,447,352, respectively.

Deutsche DWS Equity 500 Index Portfolio	|	51

D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $513,634, of which $46,339 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $2,805, of which $2,160 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For

52	|	Deutsche DWS Equity 500 Index Portfolio

the year ended December 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2024.

Deutsche DWS Equity 500 Index Portfolio	|	53

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Holders of Beneficial Interest in Deutsche DWS Equity 500 Index Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), including the investment portfolio, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

54	|	Deutsche DWS Equity 500 Index Portfolio

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 24, 2025

Deutsche DWS Equity 500 Index Portfolio	|	55

Advisory Agreement Board Considerations and Fee Evaluation
DWS S&P 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2024. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

56	|	DWS S&P 500 Index Fund

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance

DWS S&P 500 Index Fund	|	57

(Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

58	|	DWS S&P 500 Index Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and

DWS S&P 500 Index Fund	|	59

cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSPF500IF-BFE2024

60	|	DWS S&P 500 Index Fund

DSPF500IF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/28/2025